As filed with the U.S. Securities and Exchange Commission on May 31, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust
(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94101
(Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2019

Item 1. Reports to Stockholders.

FundX

UPGRADER FUNDS

2019

SEMIANNUAL REPORT

MARCH 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website www.fundxfunds.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-866-455-FUND [3863], sending an e-mail request to issue@fundx.com, or by enrolling at www.fundxfunds.com. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-866-455-FUND [3863] or send an email request to issue@fundx.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

Semiannual Report 2019	Upgraderfunds.com	1

1969	FundX Investment Group (then called DAL) is a registered investment advisor (RIA).

1976	The firm starts publishing NoLoad FundX newsletter.

2001	The firm packages its most popular growth model as a mutual fund, introducing the FundX Upgrader Fund (FUNDX).

2002	Inception of three additional funds: FundX Aggressive Upgrader Fund (HOTFX), FundX Conservative Upgrader Fund (RELAX), and FundX Flexible Income Fund (INCMX).

2008	Inception of the FundX Tactical Upgrader Fund (TACTX), which seeks less volatility than the stock market.

2017	Inception of the FundX Sustainable Impact Fund (SRIFX), a fund that aims to help investors build wealth and a better world.

Knowledgeable Portfolio Management
We’ve been managing portfolios of noload mutual funds since 1969. We monitor thousands of mutual funds and ETFs and make timely portfolio changes.

A Strategy You Can Understand
We developed the Upgrading strategy, which is designed to keep our portfolios invested in top-ranked funds. Upgrading ranks noload mutual funds and ETFs based on recent performance. We buy top performers and hold these funds only while they remain top ranked.

FundX Upgrader Funds
The FundX Upgrader Funds are a series of mutual funds that invest in underlying mutual funds and exchange traded funds (ETFs) based on our Upgrading strategy. The Funds offer various levels of potential risk and reward.

A Portfolio that Responds to Market Changes
Market trends rotate between large-cap and small-cap stocks, growth and value styles of investing, and geographic regions. Our Upgrading strategy aligns the FundX Upgrader Fund portfolios with these trends. The FundX Upgrader Funds have the flexibility to invest both domestically and globally in the sectors, regions and strategies that have strong recent returns.

2	Semiannual Report 2019

March 31, 2019

Dear Shareholders,
Stock markets took investors on quite a ride over the six months ending March 31, 2019, strongly down for three months and then strongly up.

U.S. stocks had been on a roll in the months leading up to the semiannual period, with some indexes reaching new highs in September 2018, but that changed as stocks around the globe fell sharply in the fourth quarter. U.S. and global markets posted their worst quarterly loss in a decade, and some markets were in bear-market territory by year end.

Stocks then ramped back up, staging a dramatic and rare V-shaped recovery. While the first quarter of 2019 was one of the strongest first quarters in years, in most cases these gains weren’t quite enough to erase 2018’s losses. For the six months ending March 31, 2019, both domestic and global markets were down: the S&P 500 lost -1.72% and the Morningstar Global Market Large-Mid-Cap Index fell -2.12%. Nearly all of the FundX Upgrader Funds lost ground for the semiannual period as well; except the FundX Tactical Upgrader Fund (TACTX), up 4.00%.

Stock market trends diversified
If you focused solely on stock market gains and losses over the last six months, you may have missed a change in market trends. The longtime U.S. large-cap growth trend faded in the fourth quarter decline, and more defensive stocks, like higher-quality, low volatility and dividend-paying stocks, came into favor. This led us to make some key changes to the FundX Fund portfolios which you can read more about in the portfolio manager commentaries.

Volatility led to changes in the bond market
Bond markets also changed over the past six months. Stock-market volatility triggered a “flight to quality,” as investors turned to the relative stability of higher-quality, shorter-term bonds. Lower-quality bonds, like high yields, tend to be more correlated with the stock market, and these bonds lost ground as stocks fell.

Corporate and government bonds rallied in the first quarter of 2019, as the Federal Reserve changed its intention to raise interest rates in 2019. The Fed’s pivot on interest rates also boosted the Bloomberg Barclays Aggregate Bond Index, which has more exposure to interest-rate sensitive government bonds. The Index gained 4.63% for the six months ending March 31, 2019. The FundX Flexible Income Fund (INCMX), on the other hand, was down slightly, -0.57%.

Where do we go from here?
The big question today is, Where do markets go from here? Despite the Fed’s sharp pivot on interest rates and the subsequent stock market recovery, economic growth has slowed, valuations remain elevated, and many markets are in downtrends, despite their recovery.

Uncertainty and volatility have been with us for most of the 50 years that we’ve been managing money for clients. Rather than trying to guess what future markets will bring, we stay focused on what we can observe today, and then we adapt as we see evidence that markets are changing. This approach has helped us navigate changing stock and bond markets for decades, and we believe it has the potential to help us adapt through the next 50 years as well.

Change is a constant in life and in the markets, but one thing that remains the same is our unwavering commitment to helping you use the Upgrader Funds to build wealth, navigate changing markets, and reach lifelong investment goals.

Janet Brown
CEO, FundX Investment Group

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Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The FundX Upgrader Funds (“Funds”)  are considered “funds  of funds”  and an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. The Funds employ an “Upgrading” strategy whereby investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying underlying funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. The Funds invest in underlying funds and these underlying funds may invest in securities of small companies, which involve greater volatility than investing in larger, more established companies, or they may invest in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods; these risks are greater for investments in emerging markets. The underlying funds may invest in debt securities, which typically decrease in value when interest rates rise; this risk is usually greater for longer-term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. While the Upgrader Funds are diversified, the underlying funds may invest in a limited number of issuers and therefore may be considered non-diversified.The underlying funds may engage in short sales; an underlying fund’s investment performance may suffer if it is required to close out a short position earlier than intended. Some underlying funds may borrow money for leveraging and will incur interest expense. Some underlying funds may use derivatives,which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount  to its net asset value, an active secondary trading  market  may not develop or be maintained,  or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The underlying funds may invest in asset-backed and mortgage-backed securities, which involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility  to adverse economic developments. The underlying funds, particularly  some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates.

References to other funds should not be interpreted as an offer of these securities.

The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. An investment cannot be made directly in an index.

The Morningstar Global Market Large-Mid Cap Index encompasses the top 97% of stocks by market capitalization and includes 45 countries across both developed and emerging markets. The index provides a meaningful global view across market capitalization, sectors, and regions.

While the funds are no-load, management fees and expenses still apply. Diversification does not assure a profit or protect against a loss in a declining market. Please refer to prospectus for further details.

Must be preceded or accompanied by a prospectus.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.

4	Semiannual Report 2019

FUNDX	Upgrader Fund Growth Fund

The Upgrader Fund (FUNDX) is a portfolio of core diversified stock funds that have market-level risk. The Fund is designed to navigate changing markets and capitalize on  global market trends, and markets certainly changed in the six months ending March 31, 2019.

The growth trend faded as volatility picked up in late 2018, and new areas of the market, like dividend and low volatility stocks, came into favor. This shift led us to make some important changes in FUNDX’s portfolio.

Volatility led to greater diversification
At the start of the semiannual period, FUNDX was substantially invested in large-cap U.S. growth funds, including Fidelity Contra (FCNTX), iShares Russell 1000 Growth (IWF), and T. Rowe Price Growth Stock Fund (PRGFX). iShares MSCI US Momentum (MTUM) was another top holding as of September 30, 2018.

Growth and momentum funds had been key leaders over the last few years, but these funds lost more than the broad market as markets began their descent in October 2018. This prompted us to take action, cutting FUNDX’s growth and momentum positions by nearly 40% in the fourth quarter of 2018 and buying into more defensive funds that held up better in the downturn, such as quality growth, dividend and low volatility funds. New additions included funds like Jensen Quality Growth (JENSX), AMG  Yacktman (YACKX), Invesco S&P 500 Low Volatility, and Vanguard Dividend Appreciation (VIG).

We didn’t sell entirely out of growth, however. Some of FUNDX’s large-cap growth funds held up better than others in the fourth-quarter decline and funds like Amana Growth (AMIGX), iShares Russell 1000 Growth  (IWF), Polen Growth (POLIX),  and T. Rowe Price Blue Chip Growth (TRBCX)  were held for the full six months. While growth funds detracted from FUNDX’s performance in the fourth-quarter selloff, these remaining growth positions were some of the strongest performers in the first-quarter recovery and contributed to FUNDX’s gains for the three months ending March 31, 2019.

FUNDX’s portfolio at the end of the semiannual period is far more diversified than it was six months ago with exposure to growth, value, low volatility and dividend funds.

Looking ahead
Stocks are off to a strong start in 2019, but there’s still tremendous uncertainty from the ongoing global economic slowdown  fueled by trade wars, political uncertainty, and the potential for profit margins to dip due to rising input costs and a tight labor market.

Instead of trying to guess how this will all play out, we stay focused on what we can observe today. So far this year, that’s led us to keep FUNDX invested in a diverse mix of funds that includes more aggressive funds and more defensive stock funds.

Semiannual Report 2019	Upgraderfunds.com	5

FUNDX	Upgrader Fund Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2019 (UNAUDITED)
Shares	Investment Companies: 99.8%	Value
	Core Funds:
262,499	Amana Growth Fund - Institutional Class	$10,712,582
880,805	AMG Yacktman Fund - Class I	18,082,921
121,514	Calvert Equity Fund - Class I	6,898,356
209,400	Invesco S&P 500 Low Volatility ETF	11,022,816
61,900	iShares Core High Dividend ETF	5,774,651
71,100	iShares Russell 1000 Growth ETF	10,761,696
57,400	iShares S&P 500 Growth ETF	9,893,464
395,649	Jensen Quality Growth Fund - Class I	19,620,245
805,234	Laudus US Large Cap Growth Fund (a)	17,167,582
781,702	Polen Growth Fund - Institutional Class	23,208,731
82,250	SPDR Dow Jones Industrial Average ETF Trust	21,313,442
189,306	T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	21,117,033
129,200	Vanguard Dividend Appreciation ETF	14,165,488
208,482	Vanguard US Growth Fund - Admiral Class	21,060,896
	Total Core Funds 99.8%	210,799,903

	Total Investment Companies
	(Cost $204,182,077)

	Short-Term Investments: 0.3%
598,733	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.31% #	598,733

	Total Short-Term Investments
	(Cost $598,733)	598,733

	Total Investments: 100.1%
	(Cost $204,780,810)	211,398,636
	Liabilities in Excess of Other Assets: (0.1)%	(152,971)
	Net Assets: 100.0%	$211,245,665

(a)	Level 2 security. See Note 2.
#	Annualized seven-day yield as of March 31, 2019.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2019

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

The Aggressive Upgrader Fund (HOTFX) focuses on concentrated stock funds, including sector and country specific funds and ETFs, which tend to have above-average risk and higher potential volatility. The Fund is designed to capitalize on sector rotations and market trends, and markets certainly changed in the six months ending March 31, 2019.

The technology-focused growth trend faded as volatility picked up in late 2018, and new sectors, like health care, real estate and utilities, came into favor. This shift led us to make some important changes in HOTFX’s portfolio.

Volatility led to greater diversification

At the start of the semiannual period, HOTFX was substantially invested in technology with exposure to technology sector funds like Fidelity Select IT Services (FBSOX) and tech-heavy growth funds like Invesco QQQ (QQQ). HOTFX also had about a 12% stake in health-care funds and about 17% in small-cap funds.

Growth and especially technology funds had been key leaders over the last few years, but these funds lost more than the broad market as markets began their descent in October 2018. Small-cap growth funds, which we’d recently added to the portfolio, also slid in the fourth quarter. This prompted us to cut our tech and small-cap exposure in half and buy into more defensive funds that had held up better in the downturn, like SPDR Utilities (XLU), Invesco S&P 500 High Quality (SPHQ), and Invesco High Yield Equity Dividend Achievers (PEY).

We’d also added to HOTFX’s health-care positions in late 2018 as these funds had held up relatively well compared to other sectors. But health-care stocks took a hit in February, and we sold many of HOTFX’s health-care positions in favor of stronger performing real estate and utilities funds.

Two of HOTFX’s growth and technology funds, iShares Expanded Tech-Software (IGV) and William Blair Growth (BGFIX), held up better than others in the fourth-quarter decline and were held for the full six months. While growth and technology funds contributed to HOTFX’s losses in the fourth-quarter selloff, these remaining tech and growth positions had strong returns in the first-quarter recovery and added to HOTFX’s gains for the three months ending March 31, 2019.

At the end of the semiannual period, HOTFX owned a more diverse mix of sector funds, including health-care, technology, real estate and utilities funds. HOTFX also held diversified funds that added exposure to large-, mid- and small-cap stocks and growth and value strategies.

Looking ahead

Stocks are off to a strong start in 2019, but there’s still tremendous uncertainty from the ongoing global economic slowdown fueled by trade wars, political uncertainty, and the potential for profit margins to dip due to rising input costs and a tight labor market.

Instead of trying to guess how this will all play out, we stay focused on what we can observe today. So far this year, that’s led us to keep HOTFX invested in a diverse mix of funds that includes more aggressive funds and more defensive sector funds.

Semiannual Report 2019	Upgraderfunds.com	7

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2019 (UNAUDITED)
Shares	Total Invesment Companies: 99.7%	Value
	Aggressive Funds:
65,377	Akre Focus Fund - Institutional Class	$2,706,619
101,224	AMG Yacktman Focused Fund - Class I	1,952,619
51,743	ClearBridge Small Cap Growth Fund - Class IS	1,931,046
50,626	Eventide Gilead Fund - Class I	2,089,848
225,352	Federated Kaufmann Fund - Class IS	1,381,409
15,000	iShares Russell Mid-Cap Growth ETF	2,035,050
33,937	T. Rowe Price New America Growth Fund - Class I	1,707,692
77,362	TCW Select Equities Fund - Class I	2,011,401
45,800	Vanguard FTSE Emerging Markets ETF	1,946,500
121,164	William Blair Growth Fund - Class I	1,308,571
	Total Aggressive Funds 51.1%	19,070,755

	Sector Funds:
26,981	Fidelity Select IT Services Portfolio	1,833,102
33,325	Fidelity Select Medical Technology and Devices Portfolio	1,791,194
80,764	Fidelity Select Pharmaceuticals Portfolio	1,726,725
42,305	Fidelity Select Retailing Portfolio	662,073
9,548	Fidelity Select Utilities Portfolio	840,356
15,000	iShares Cohen & Steers REIT ETF	1,668,000
14,150	iShares Expanded Tech-Software Sector ETF	2,983,103
10,000	iShares U.S. Utillities ETF	1,473,100
13,000	SPDR Gold Trust - Gold Shares *	1,586,130
30,900	Utilities Select Sector SPDR Fund	1,797,453
13,500	Vanguard Utilities ETF	1,749,600
	Total Sector Funds 48.6%	18,110,836

	Total Investment Companies
	(Cost $35,095,295)	37,181,591

8	Semiannual Report 2019

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2019 (UNAUDITED)
Shares		Value
	Short-Term Investments: 0.5%
185,796	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.31% #	$185,796

	Total Short-Term Investments
	(Cost $185,796)	185,796

	Total Investments: 100.2%
	(Cost $35,281,091)	37,367,387
	Liabilities in Excess of Other Assets: (0.2)%	(62,594)
	Net Assets: 100.0%	$37,304,793

*	Non-income producing.
#	Annualized seven-day yield as of March 31, 2019.

The accompanying notes are an integral part of these financial statements.

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RELAX	Conservative Upgrader Fund Balanced Fund

The Conservative Upgrader Fund (RELAX) is a balanced portfolio of stock funds, total-return funds, and bond funds. It’s designed for investors who seek both the growth potential of a stock fund as well as the lower volatility of a fixed income fund.

Volatility led to greater diversification

Stock markets changed dramatically over the last six months. The strong growth trend faded as volatility picked up in late 2018, and new areas of the market, like dividend and low volatility stocks, came into favor. This shift led us to make some important changes to RELAX’s stock fund allocations.

At the start of the semiannual period, RELAX’s stock exposure was mostly invested in large-cap U.S. growth funds, including Fidelity Contra (FCNTX), iShares Russell 1000 Growth (IWF), and T. Rowe Price Growth Stock Fund (PRGFX). iShares MSCI US Momentum (MTUM) was another top holding as of September 30, 2018.

Growth and momentum funds had been key leaders over the last few years, but these funds lost more than the broad market as markets began their descent in October 2018. This prompted us to cut RELAX’s growth and momentum positions by about 40% in the fourth quarter of 2018 and diversify into more defensive funds that held up better in the downturn, such as Jensen Quality Growth (JENSX), AMG Yacktman (YACKX), iShares Core High Dividend Equity (HDV), and Vanguard Dividend Appreciation (VIG).

We didn’t sell entirely out of growth, however. Some of RELAX’s large-cap growth funds held up better than others in the fourth-quarter decline and funds like Polen Growth (POLIX), and T. Rowe Price Blue Chip Growth (TRBCX) were held for the full six months. While growth funds detracted from RELAX’s performance in the fourth-quarter selloff, the remaining growth positions were some of the strongest performers in the first-quarter recovery and contributed to RELAX’s gains for the three months ending March 31, 2019.

RELAX’s stock fund exposure at the end of the semiannual period was far more diversified than it was six months earlier, now with exposure to growth, value, low volatility and dividend stocks funds.

Volatility sparked a flight to higher-quality bonds

Six months ago, roughly half of RELAX’s fixed income allocation was invested in lower-quality bonds, like high-yield bond and floating-rate funds, which had held up well as interest-rates rose. But high-yield bonds tend to be more correlated with the stock market, and when stocks took a dive in the fourth quarter of 2018, high yields lost ground, too. This prompted us to cut back on high-yield funds and add exposure to higher-quality short-term bond funds like Janus Henderson Short Duration (VNLA) and JP Morgan Ultra Short Income (JPST).

We had entirely sold out of high-yield and floating-rate funds by the end of January 2019, further boosting our exposure to higher-quality bonds with positions in intermediate-term bond funds like DoubleLine Total Return (DLTNX) and iShares Core US Aggregate Bond ETF (AGG).

By the end of the semiannual period, RELAX owned mostly higher-quality bond funds. Exposure to global bonds rose during the last six months, from 1.8% of the portfolio on September 30, 2018 to 7.8% on March 31, 2019. RELAX owned Vanguard Total International Bond (BNDX) for the full six months.

RELAX can also invest in total-return funds, which include balanced funds and alternative funds. We reduced our exposure to total-return funds from 10% to about 5% during the semiannual period, selling Gateway (GTEYX) and Vanguard Wellesley Income (VWIAX), a longtime position that we’ve held since September 2017. Merger Fund (MERIX) remained in the portfolio for the entire semiannual period.

Looking ahead

The Federal Reserve’s pivot on interest rates helped both stocks and bonds, but there’s still tremendous uncertainty from the ongoing global economic slowdown fueled by trade wars, political uncertainty, and the potential for profit margins to dip due to rising input costs and a tight labor market.

Instead of trying to guess how this will all play out, we stay focused on what we can observe today. So far this year, that’s led us to keep RELAX invested in a diverse mix of stock funds, total-return funds and bond funds.

10	Semiannual Report 2019

RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2019 (UNAUDITED)
Shares	Total Invesment Companies: 99.8%	Value
	Bond Funds:
209,121	DoubleLine Total Return Bond Fund - Class I	$2,202,045
75,160	Guggenheim Total Return Bond Fund - Institutional Class	2,012,777
19,600	iShares Core U.S. Aggregate Bond ETF	2,137,772
38,500	Janus Henderson Short Duration Income ETF	1,913,835
283,273	MainStay MacKay High Yield Corporate Bond Fund - Class I	1,580,665
18,500	PIMCO Active Bond ETF	1,952,490
13,300	PIMCO Enhanced Short Maturity Active ETF	1,350,748
194,440	PIMCO International Bond Fund - Institutional Class	2,119,397
36,100	Vanguard Total International Bond ETF	2,013,297
	Total Bond Funds 32.9%	17,283,026

	Core Funds:
91,217	Amana Growth Fund - Institutional Class	3,722,570
164,687	AMG Yacktman Fund - Class I	3,381,022
38,300	Invesco S&P 500 Low Volatility ETF	2,016,112
16,100	iShares Core High Dividend ETF	1,501,969
9,700	iShares S&P 500 Growth Fund	1,671,892
78,886	Jensen Quality Growth Fund - Class I	3,911,970
148,399	Polen Growth Fund - Institutional Class	4,405,972
15,400	SPDR Dow Jones Industrial Average ETF Trust	3,990,602
34,760	T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	3,877,410
32,550	Vanguard Dividend Appreciation ETF	3,568,782
	Total Core Funds 61.1%	32,048,301

	Total Return Fund:
182,840	Merger Fund - Institutional Class	3,044,292
	Total Total Return Fund 5.8%

	Total Investment Companies
	(Cost $50,911,243)	52,375,619

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RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2019 (UNAUDITED)
Shares		Value
	Short-Term Investments: 0.0%
211	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.31% #	$211

	Total Short-Term Investments
	(Cost $211)	211

	Total Investments: 99.8%
	(Cost $50,911,454)	52,375,830
	Other Assets in Excess of Liabilities: 0.2%	116,453
	Net Assets: 100.0%	$52,492,283

#	Annualized seven-day yield as of March 31, 2019.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2019

INCMX	Flexible Income Fund Fixed Income

Many investors, if not most, believe that potential income-generating investments like bonds have an important place in their portfolios. Bond funds can cushion the impact of stock market fluctuations, so balancing bond funds with stock funds can lead to more consistent returns in the short run.

The six-month period ending March 31 saw wide swings in stock market returns. Investors who included the Flexible Income Fund in a balanced portfolio would have experienced far less severe swings than those fully invested in stock funds. But there were swings in bond prices, albeit lower than the swings in stock prices.

This semiannual period covered the fourth quarter of 2018 and the first quarter of 2019 and those two periods were very different from one another. In the last quarter of 2018, the stock market experienced a sharp sell-off, negatively affecting lower-quality junk bonds and floating rate bonds. Meanwhile, higher-quality bonds, such as U.S. Treasuries, experienced gains as investors fled stocks for the relative safety of government-backed bonds. The Flexible Income Fund portfolio was overweight in higher-yielding corporate bond funds and bank loan funds, and this hurt performance for the first half of the semiannual period.

The portfolio shed some, though not all, of its holdings in high-yields and floating-rate funds during the first quarter, essentially lightening up on more aggressive areas of the bond market. We used the proceeds to increase our positions in higher-quality short- and intermediate-term bonds.

In the first quarter of 2019, all areas of the bond market made solid gains, including the higher-quality issues that dominate the Bloomberg Barclays Aggregate Bond Index as well as lower-quality high yield corporate bonds. But INCMX’s bond positions were not enough to overcome the losses, and as a result, the Flexible income Fund lagged its benchmark for this six-month period.

The Fund ended the period with a diversified mix of high-yield, global, strategic, intermediate and ultra-short-term bond funds. It also included a position in Merger (MERFX), a market-neutral fund that uses a merger-arbitrage strategy. This fund has historically provided a low-volatility return this is not strongly correlated with either the stock or bond markets. Merger was held during the entire six-month period and it provided the highest single gain for the period, with a return of 4.23%.

The worst performer among the portfolio’s holdings was Fidelity Advisor High Income Advantage (FAHCX), a lower-quality bond fund. We had a small position (2.5% of the portfolio at time of purchase) that lost 10% for the three months it was held.

Semiannual Report 2019	Upgraderfunds.com	13

INCMX	Flexible Income Fund Fixed Income

SCHEDULE OF INVESTMENTS AT MARCH 31, 2019 (UNAUDITED)
Shares	Investment Companies: 99.5%	Value
	High Yield Bond:
819,172	MainStay MacKay High Yield Corporate Bond Fund - Class I	$4,570,978
482,914	Metropolitan West High Yield Bond Fund - Class I (a)	4,669,775
	Total High Yield Bond 10.0%	9,240,753

	Intermediate Term Bond Funds:
863,807	DoubleLine Total Return Bond Fund - Class I	9,095,890
93,200	iShares Core U.S. Aggregate Bond ETF	10,165,324
	Total Intermediate Term Bond Funds 21.0%	19,261,214

	Strategic Bond Funds:
340,018	Guggenheim Total Return Bond Fund - Institutional Class	9,105,681
88,100	PIMCO Active Bond ETF	9,298,074
	Total Strategic Bond Funds 20.0%	18,403,755

	Total Return Fund:
826,919	Merger Fund - Institutional Class	13,768,211
	Total Total Return Fund 15.0%

	Ultra Short Term Bond Funds:
183,300	Janus Henderson Short Duration Income ETF	9,111,843
47,000	JPMorgan Ultra-Short Income ETF	2,364,100
44,100	PIMCO Enhanced Short Maturity Active ETF	4,478,796
	Total Ultra Short Term Bond Funds 17.4%	15,954,739

	World Bond Funds:
839,220	PIMCO International Bond Fund - Institutional Class	9,147,499
101,100	Vanguard Total International Bond ETF	5,638,347
	Total World Bond Funds 16.1%	14,785,846

	Total Investment Companies
	(Cost $90,542,035)	91,414,518

14	Semiannual Report 2019

INCMX	Flexible Income Fund Fixed Income

SCHEDULE OF INVESTMENTS AT MARCH 31, 2019 (UNAUDITED)
Shares		Value
	Short-Term Investments: 0.0%
801	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.31% #	$801

	Total Short-Term Investments
	(Cost $801)	801

	Total Investments: 99.5%
	(Cost $90,542,836)	91,415,319
	Other Assets in Excess of Liabilities: 0.5%	428,504
	Net Assets: 100.0%	$91,843,823

(a)	Level 2 security. See Note 2.
#	Annualized seven-day yield as of March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2019	Upgraderfunds.com	15

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

The Tactical Upgrader Fund (TACTX) seeks to participate in global stock market growth with potentially less volatility than the market. TACTX typically owns core diversified stock funds, but it can invest in many different kinds of funds, including less volatile balanced funds at times and more aggressive sector funds.

Narrow large-cap U.S. growth stock leadership faded during the Semiannual Report period as markets turned more volatile. We believe that changing markets can bring new investment opportunities. Over the past six months, TACTX diversified into more conservative balanced funds, higher-quality growth funds, and even added some modest exposure to gold and REIT ETFs.

How TACTX navigated changing market trends

At the start of the Semiannual Report period, TACTX was substantially invested in large-cap U.S. growth funds including Fidelity Contra (FCNTX), iShares S&P 500 Growth (IWF), and iShares Russell 1000 Growth (IVW). It also had a meaningful position in iShares MSCI US Momentum (MTUM) and modest exposure to alternative and balanced funds including Gateway Fund (GATEX) and T. Rowe Price Capital Appreciation (TRAIX).

Growth funds and especially momentum stocks, which were key leaders over the last several years, fell harder than the broad market as both U.S. and global markets faced the worst quarterly loss in a decade in the fourth quarter of 2018. Stocks then staged a dramatic recovery, gaining back most prior losses, but with more diverse leadership. TACTX navigated the downturn particularly well by shifting into more defensive funds focused on quality growth, dividends, and low volatility.

By February 15, 2019, TACTX was broadly diversified in terms of style and sector weightings, but focused on U.S. funds. We increased exposure to alternative and balanced funds, but also maintained substantial exposure to equity funds, focused on quality growth and low volatility. Examples include Jensen Quality Growth (JENIX) and Invesco S&P 500 Low Volatility (SPLV). TACTX also held exposure to gold through SPDR gold trust (GLD) and REITs.

How TACTX seeks to mitigate risk

TACTX was not fully invested in stock funds during the last six months. We raised cash and hedged our stock fund exposure through much of 2018 due to concerns over investor complacency, rising interest rates, and elevated valuations. These hedges proved effective as global stocks faced a torid swoon in the fourth quarter of 2018. Declines were so severe that stock indexes, bond indexes and most balanced funds ended the year with losses. TACTX was one of very few funds to gain for the quarter and for calendar year 2018.

Many markets were nearly flat for the six months measured from September 30, 2018 to March 31, 2019, having plunged in one of the worst quarters in decades in the fourth quarter of 2018 before enjoying a rare V-shaped recovery in one of the strongest historical quarters in first quarter of 2019. TACTX gained for the full six-month window but fell flat for the recovery from the December 2018 lows due to its conservative posture.

TACTX raised considerable cash in the fourth quarter decline but re-deployed that cash as less risky funds climbed our rankings. The fund started and finished the quarter with nearly 30% in cash and Treasury bills. Despite the Fed’s sharp pivot on interest rates and the subsequent stock market recovery, economic growth has slowed, valuations remain elevated, and many markets are in downtrends despite their recovery.

TACTX’s hedges limited its participation in the market’s gains in the rebound but helped it during the Semiannual Report period. TACTX was up 4% for the six months, beating both the S&P 500, which lost -1.78%, and the Morningstar Global Market Large-Mid-Cap Index, down -2.12%.

Looking ahead

Investors continue to face tremendous uncertainty, yet those who remained fully invested are likely relieved to have recovered much of their losses. As we look forward, key risks include an ongoing global economic slowdown fueled by trade wars, political uncertainty, and the potential for profit margins to dip due to rising input costs and a tight labor market. Corporate buybacks remain a bright spot. Broad diversification, patience, discipline and flexibility remain key assets as we seek opportunities while managing both known and unknown risks.

16	Semiannual Report 2019

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

SCHEDULE OF INVESTMENTS AT MARCH 31, 2019 (UNAUDITED)
Shares	Investment Companies: 67.8%	Value
	Core Funds:
246,339	AMG Yacktman Fund - Class I	$5,057,339
95,000	Invesco S&P 500 Low Volatility ETF	5,000,800
110,106	Jensen Quality Growth Fund - Class I	5,460,137
25,000	SPDR S&P Dividend ETF	2,485,250
15,000	Vanguard Dividend Appreciation ETF	1,644,600
	Total Core Funds 26.9%	19,648,126

	Sector Funds:
10,000	iShares Cohen & Steers REIT ETF	1,112,000
30,000	SPDR Gold Trust - Gold Shares *	3,660,300
30,000	VanEck Vectors Gold Miners ETF	672,600
	Total Sector Funds 7.4%	5,444,900

	Total Return Funds:
223,631	Calamos Market Neutral Income Fund - Class I	2,907,204
388,620	Fidelity Real Estate Income Fund	4,713,962
279,435	Merger Fund - Institutional Class	4,652,597
256,037	T. Rowe Price Capital Appreciation Fund - Class I	7,609,425
72,877	Vanguard Wellesley Income Fund - Admiral Class	4,569,394
	Total Total Return Funds 33.5%	24,452,582

	Total Investment Companies
	(Cost $48,636,959)	49,545,608

	Short-Term Investments: 31.1%

	Money Market Fund:
2,759,576	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.31% #	2,759,576
	Total Money Market Fund 3.8%

	US Treasury Bills:
10,000,000	United States Treasury Bill, Maturity Date 4/25/2019, 2.32%	9,984,615
10,000,000	United States Treasury Bill, Maturity Date 6/13/2019, 2.36%	9,952,169
	Total US Treasury Bills 27.3%	19,936,784

	Total Short-Term Investments
	(Cost $22,696,532)	22,696,360

Semiannual Report 2019	Upgraderfunds.com	17

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

SCHEDULE OF INVESTMENTS AT MARCH 31, 2019 (UNAUDITED)
Contracts	(100 shares per contract)	Notional Amount	Value
	Purchased Options: 0.7%
	SPDR S&P 500 ETF Trust Put Option
2,000	Exercise Price $278.00	$56,496,000	$309,000
	Expiration Date: April 2019

	SPDR S&P 500 ETF Trust Put Option
800	Exercise Price $280.00	22,598,400	161,200
	Expiration Date: April 2019

	SPDR S&P 500 ETF Trust Put Option
500	Exercise Price $276.00	14,124,000	59,250
	Expiration Date: April 2019

	Total Purchased Options
	(Cost $678,852)		529,450

	Total Investments: 99.6%
	(Cost $72,012,343)		72,771,418
	Other Assets in Excess of Liabilities: 0.4%		311,901
	Net Assets: 100.0%		$73,083,319

*	Non-income producing.
#	Annualized seven-day yield as of March 31, 2019.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2019

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

SCHEDULE OF OPTIONS WRITTEN AT MARCH 31, 2019 (UNAUDITED)
Contracts	(100 shares per contract)	Notional Amount	Value
	VanEck Vectors Gold Miners ETF Call Option
100	Exercise Price $23	$224,200	$2,450
	Expiration Date: April 2019

	Total Options Written
	(Premium received $6,322)		$2,450

Semiannual Report 2019	Upgraderfunds.com	19

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

The Sustainable Impact Fund (SRIFX) integrates environmental, social and governance (ESG) criteria into our time-tested Upgrading approach. While SRIFX invests primarily in core diversified stock funds that have average risk, it may have limited exposure to more aggressive stock funds.

SRIFX isn’t limited to investing in self-identified sustainable or socially responsible funds; it invests in funds and ETFs that have strong ESG ratings and strong recent returns. By continually buying into funds with strong recent returns, SRIFX seeks to participate in global stock market trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. Funds that have done well recently may continue to do well in the coming months or even years, a phenomenon known as ‘persistence of performance.’

Volatility led to greater diversification

SRIFX started out the semiannual period with predominantly large-cap growth funds including Calvert Equity Fund (CEYIX), Brown Advisory Sustainable Growth Fund (BAFWX), and SPDR Dow Jones Industrial Average ETF (DIA). Another top holding as of September 30, 2018 was Invesco S&P 500 Low Volatility ETF (SPLV). SPLV was a precursor for things to come as markets changed dramatically towards the end of the year.

Growth funds had been key leaders over the last few years, but these funds lost more than the broad market as markets began their descent in October 2018. SRIFX had started its defensive positioning beginning of October with the addition of SPLV, and in the fourth quarter of 2018, we added other funds that held up better in the downturn, such as quality growth, dividend and even some value funds. New additions included funds like Jensen Quality Growth (JENSX), AMG Yacktman (YACKX), Appleseed Fund (APPIX) and SPDR S&P Dividend ETF (SDY).

We didn’t sell entirely out of growth, however. Some of SRIFX’s large-cap growth funds held up better than others in the fourth-quarter decline and funds like Amana Growth (AMIGX), Polen Growth (POLIX), and Calvert Equity Fund (CEYIX) were held for the full six months. While growth funds detracted from SRIFX’s performance in the fourth-quarter selloff, these remaining growth positions were some of the strongest performers in the first-quarter recovery and contributed to SRIFX’s gains for the three months ending March 31, 2019.

SRIFX’s portfolio at the end of the semiannual period is far more diversified than it was six months ago with exposure to growth, value, low volatility, and dividend funds.

20	Semiannual Report 2019

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2019 (UNAUDITED)
Shares	Investment Companies: 97.9%	Value
	Aggressive Funds:
17,336	ClearBridge Small Cap Growth Fund - Class IS	$646,986
22,553	Eventide Gilead Fund - Class I	931,009
48,573	Shelton Green Alpha Fund ^	836,430
	Total Aggressive Funds 12.8%	2,414,425

	Core Funds:
7,914	AB Large Cap Growth Fund, Inc. - Advisor Class	447,778
29,481	Amana Growth Fund - Institutional Class	1,203,137
22,280	AMG Yacktman Fund - Class I	457,400
77,147	Appleseed Fund - Institutional Class	989,027
62,975	Brown Advisory Sustainable Growth Fund - Institutional Class	1,563,034
29,469	Calvert Equity Fund - Class I	1,672,935
35,564	Calvert International Equity Fund - Class I	652,948
18,957	Hartford Growth Opportunities Fund - Class Y	854,218
38,300	Invesco S&P 500 Low Volatility ETF	2,016,112
24,136	Jensen Quality Growth Fund - Class I	1,196,919
33,113	John Hancock U.S. Global Leaders Growth Fund - Class I	1,742,393
66,772	Lazard Global Listed Infrastructure Portfolio - Institutional Class	982,209
50,101	Polen Growth Fund - Institutional Class	1,487,513
3,800	SPDR S&P Dividend ETF	377,758
	Total Core Funds 83.0%	15,643,381

	Sector Fund:
16,502	Fidelity Select Health Care Portfolio	403,630
	Total Sector Fund 2.1%

	Total Investment Companies
	(Cost $17,273,175)	18,461,436

Semiannual Report 2019	Upgraderfunds.com	21

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2019 (UNAUDITED)
Shares		Value
	Short-Term Investments: 0.8%
155,699	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.31% #	$155,699

	Total Short-Term Investments
	(Cost $155,699)	155,699

	Total Investments: 98.7%
	(Cost $17,428,874)	18,617,135
	Other Assets in Excess of Liabilities: 1.3%	242,852
	Net Assets: 100.0%	$18,859,987

#	Annualized seven-day yield as of March 31, 2019.
^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $344,053 (representing 1.8% of net assets).

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2019

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2019 (Unaudited)
	FundX Upgrader Fund	FundX Aggressive Upgrader Fund	FundX Conservative Upgrader Fund

Assets
Investments in securities, at value (identified cost $204,182,077, $35,095,295, $50,911,243) (See Note 2)	$210,799,903	$37,181,591	$52,375,619
Investments in short-term securities, at value (identified cost $598,733, $185,796, $211) (See Note 2)	598,733	185,796	211
Total investments, at value (identified cost $204,780,810, $35,281,091, $50,911,454) (See Note 2)	211,398,636	37,367,387	52,375,830
Receivables:
Investment securities sold	—	—	359,413
Fund shares sold	29,727	4,494	13,572
Dividends and interest	111,347	240	48,913
Prepaid expenses and other assets	17,595	8,839	9,786
Total assets	211,557,305	37,380,960	52,807,514
Liabilities
Payables:
Line of credit	—	—	225,000
Fund shares redeemed	39,037	15,258	10,701
Investment advisory fees, net	177,351	30,068	44,209
Administration and accounting fees	27,055	5,068	7,606
Audit fees	13,015	12,715	10,969
Custody fees	1,981	555	894
Transfer agent fees	21,269	5,967	5,976
Trustee fees	15,003	2,614	3,825
Other accrued expenses	16,929	3,922	6,051
Total liablities	311,640	76,167	315,231
Net Assets	$211,245,665	$37,304,793	$52,492,283
Net assets applicable to shares outstanding	$211,245,665	$37,304,793	$52,492,283
Shares outstanding; unlimited number of shares authorized without par value	3,606,998	654,663	1,366,587
Net asset value, offering and redemption price per share	$58.57	$56.98	$38.41

Components of Net Assets
Paid-in capital	$187,900,463	$35,336,234	$48,597,733
Total distributable earnings	23,345,202	1,968,559	3,894,550
Net assets	$211,245,665	$37,304,793	$52,492,283

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2019	Upgraderfunds.com	23

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2019 (Unaudited)
	FundX Flexible Income Fund	FundX Tactical Upgrader Fund	FundX Sustainable Impact Fund
Assets
Investments in securities, at value (identified cost $90,542,035, $49,315,811, $17,273,175) (See Note 2)	$91,414,518	$50,075,058	$18,461,436
Investments in short-term securities, at value (identified cost $801, $22,696,532, $185,699) (See Note 2)	801	22,696,360	155,699
Total investments, at value (identified cost $90,542,836, $72,012,343, $17,428,874) (See Note 2)	91,415,319	72,771,418	18,617,135
Receivables:
Investment securities sold	193,771	105,298	—
Fund shares sold	496,846	457,829	256,809
Dividends and interest	107,352	14,769	1,497
Prepaid expenses and other assets	12,975	18,725	16,141
Total assets	92,226,263	73,368,039	18,891,582
Liabilities
Written Options, at value (Premiums received $0, $6,322, $0)	—	2,450	—
Payables:
Line of credit	270,000	—	—
Investment securities purchased	—	170,527	—
Fund shares redeemed	10,171	23,000	2,600
Investment advisory fees, net	54,296	53,042	13,148
Administration and accounting fees	12,351	7,547	2,082
Audit fees	11,218	10,969	7,978
Custody fees	1,160	1,832	395
Transfer agent fees	8,457	6,288	1,355
Trustee fees	6,412	4,626	1,335
Other accrued expenses	8,375	4,439	2,702
Total liablities	382,440	284,720	31,595
Net Assets	$91,843,823	$73,083,319	$18,859,987
Net assets applicable to shares outstanding	$91,843,823	$73,083,319	$18,859,987
Shares outstanding; unlimited number of shares authorized without par value	3,404,429	2,916,046	713,698
Net asset value, offering and redemption price per share	$26.98	$25.06	$26.43

Components of Net Assets
Paid-in capital	$95,278,805	$71,825,404	$18,181,314
Total distributable earnings	(3,434,982)	1,257,915	678,673
Net assets	$91,843,823	$73,083,319	$18,859,987

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2019

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2019 (Unaudited)
	FundX Upgrader Fund	FundX Aggressive Upgrader Fund	FundX Conservative Upgrader Fund
INVESTMENT INCOME
Dividends	$1,314,047	$215,269	$609,170
Interest	8,208	1,749	2,277
Total investment income	1,322,255	217,018	611,447
EXPENSES
Investment advisory fees	1,026,003	186,895	273,559
Transfer agent fees	85,889	22,289	26,702
Administration and accounting fees	81,756	15,643	22,899
Reports to shareholders	10,356	3,647	4,208
Custody fees	5,887	1,632	2,525
Audit fees	13,015	12,715	10,969
Registration fees	11,744	10,473	10,527
Trustee fees	29,160	5,161	7,973
Miscellaneous expenses	9,142	4,007	4,333
Interest expense (Note 6)	474	326	1,135
Legal fees	35,969	6,567	9,784
Insurance expense	7,369	1,394	1,845
Total expenses	1,316,764	270,749	376,459
Less: fees waived	—	(18,115)	(6,019)
Less: expenses paid indirectly (Note 3)	(26,428)	(1,860)	(7,820)
Net expenses	1,290,336	250,774	362,620
Net Investment income (loss)	31,919	(33,756)	248,827
REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on:
Investments	7,088,044	(1,414,490)	629,757
Net realized gains (losses)	7,088,044	(1,414,490)	629,757
Capital gain distributions from regulated investment companies	9,607,438	1,330,516	1,552,958
Change in net unrealized appreciation / depreciation on investments	(25,797,103)	(3,116,980)	(4,313,443)
Net realized and unrealized loss on investments	(9,101,621)	(3,200,954)	(2,130,728)
Net decrease in net assets resulting from operations	$(9,069,702)	$(3,234,710)	$(1,881,901)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2019	Upgraderfunds.com	25

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2019 (Unaudited)
	FundX Flexible Income Fund	FundX Tactical Upgrader Fund	FundX Sustainable Impact Fund
INVESTMENT INCOME
Dividends	$1,520,259	$397,108	$89,589
Interest	2,328	265,979	1,604
Total investment income	1,522,587	663,087	91,193
EXPENSES
Investment advisory fees	321,728	302,096	82,584
Transfer agent fees	33,826	19,019	5,610
Administration and accounting fees	37,173	22,154	6,700
Reports to shareholders	4,921	3,238	2,131
Custody fees	3,229	5,156	799
Audit fees	11,218	10,969	7,978
Registration fees	13,679	10,717	13,625
Trustee fees	13,494	10,138	2,390
Miscellaneous expenses	5,586	5,606	3,327
Interest expense (Note 6)	9,904	—	784
Legal fees	15,972	11,007	2,984
Insurance expense	3,107	1,503	602
Total expenses	473,837	401,603	129,514
Plus/Less: fees recaptured/waived	(8,917)	7,477	(17,242)
Less: expenses paid indirectly (Note 3)	(12,180)	(290)	(215)
Net expenses	452,740	408,790	112,057
Net Investment income (loss)	1,069,847	254,297	(20,864)
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,707,823)	2,575,791	(1,144,611)
Written options	—	417,700	—
Net realized gains (losses)	(1,707,823)	2,993,491	(1,144,611)
Capital gain distributions from regulated investment companies	462,856	1,242,566	658,137
Change in net unrealized appreciation / depreciation on:
Investments	(663,899)	(2,497,755)	(357,534)
Written options	—	8,235	—
Net unrealized appreciation / depreciation	(663,899)	(2,489,520)	(357,534)
Net realized and unrealized gain (loss) on investments	(1,908,866)	1,746,537	(844,008)
Net increase (decrease) in net assets resulting from operations	$(839,019)	$2,000,834	$(864,872)

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2019

FUNDX	Upgrader Fund Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$31,919	$(1,252,847)
Net realized gain on investments	7,088,044	13,092,326
Capital gain distributions from regulated investment companies	9,607,438	10,194,592
Change in net unrealized appreciation / depreciation of investments	(25,797,103)	15,770,529
Net increase (decrease) in net assets resulting from operations	(9,069,702)	37,804,600
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(20,015,603)	(1,008,825)
Total distributions to shareholders	(20,015,603)	(1,008,825)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	4,779,255	(23,325,938)
Total change in net assets	(24,306,050)	13,469,837

NET ASSETS
Beginning of period/year	235,551,715	222,081,878
End of period/year	$211,245,665	$235,551,715

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	176,582	$10,090,359	199,242	$12,552,666
Shares issued in reinvestment of distributions	386,251	19,772,196	16,570	998,499
Shares redeemed	(435,703)	(25,083,300)	(596,492)	(36,877,103)
Net change in shares outstanding	127,130	$4,779,255	(380,680)	$(23,325,938)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2019	Upgraderfunds.com	27

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(33,756)	$(353,024)
Net realized gain (loss) on investments	(1,414,490)	5,564,306
Capital gain distributions from regulated investment companies	1,330,516	1,004,367
Change in net unrealized appreciation / depreciation of investments	(3,116,980)	1,119,148
Net increase (decrease) in net assets resulting from operations	(3,234,710)	7,334,797
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(5,758,556)	—
Total distributions to shareholders	(5,758,556)	—
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	1,416,191	(5,829,222)
Total change in net assets	(7,577,075)	1,505,575

NET ASSETS
Beginning of period/year	44,881,868	43,376,293
End of period/year	$37,304,793	$44,881,868

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	19,866	$1,041,103	32,728	$2,240,233
Shares issued in reinvestment of distributions	113,578	5,692,539	—	—
Shares redeemed	(89,580)	(5,336,561)	(119,705)	(8,069,455)
Other transactions ^	—	19,110	—	—
Net change in shares outstanding	43,864	$1,416,191	(86,977)	$(5,829,222)

^ Reimbursement from FundX Investment Group, LLC due to shareholder activity.

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2019

RELAX	Conservative Upgrader Fund Balanced Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$248,827	$374,363
Net realized gain on investments	629,757	1,284,927
Capital gain distributions from regulated investment companies	1,552,958	1,856,202
Change in net unrealized appreciation / depreciation of investments	(4,313,443)	2,688,645
Net increase (decrease) in net assets resulting from operations	(1,881,901)	6,204,137
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(2,483,781)	(4,636,415)
Total distributions to shareholders	(2,483,781)	(4,636,415)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(3,226,005)	932,301
Total change in net assets	(7,591,687)	2,500,023

NET ASSETS
Beginning of period/year	60,083,970	57,583,947
End of period/year	$52,492,283	$60,083,970

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2019
	(Unaudited)		Year Ended September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	206,775	$7,893,586	223,617	$8,979,516
Shares issued in reinvestment of distributions	70,242	2,466,178	119,935	4,613,904
Shares redeemed	(361,755)	(13,585,769)	(317,363)	(12,661,119)
Net change in shares outstanding	(84,738)	$(3,226,005)	26,189	$932,301

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2019	Upgraderfunds.com	29

INCMX	Flexible Income Fund Fixed Income

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,069,847	$2,941,621
Net realized loss on investments	(1,707,823)	(464,124)
Capital gain distributions from regulated investment companies	462,856	372,216
Change in net unrealized depreciation of investments	(663,899)	(1,678,617)
Net increase (decrease) in net assets resulting from operations	(839,019)	1,171,096
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(3,042,713)	(3,390,059)
Total distributions to shareholders	(3,042,713)	(3,390,059)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(4,192,417)	4,046,940
Total change in net assets	(8,074,149)	1,827,977

NET ASSETS
Beginning of period/year	99,917,972	98,089,995
End of period/year	$91,843,823	$99,917,972

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2019
	(Unaudited)		Year Ended September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,262,060	$33,501,927	845,382	$24,039,715
Shares issued in reinvestment of distributions	115,300	3,032,401	118,728	3,376,614
Shares redeemed	(1,478,600)	(40,726,745)	(822,172)	(23,369,389)
Net change in shares outstanding	(101,240)	$(4,192,417)	141,938	$4,046,940

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2019

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment gain (loss)	$254,297	$(75,292)
Net realized gain (loss) on investments	2,575,791	(2,069,186)
Net realized gain on written options	417,700	845,518
Capital gain distributions from regulated investment companies	1,242,566	778,902
Change in net unrealized appreciation / depreciation of:
Investments	(2,497,755)	1,590,887
Written options	8,235	(4,363)
Net increase in net assets resulting from operations	2,000,834	1,066,466
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(3,430,965)	(19,314)
Total distributions to shareholders	(3,430,965)	(19,314)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	27,529,206	3,474,488
Total change in net assets	26,099,075	4,521,640

NET ASSETS
Beginning of period/year	46,984,244	42,462,604
End of period/year	$73,083,319	$46,984,244

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2019
	(Unaudited)		Year Ended September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,330,403	$34,015,425	313,288	$8,059,497
Shares issued in reinvestment of distributions	137,096	3,430,135	779	19,309
Shares redeemed	(387,429)	(9,916,354)	(180,913)	(4,604,318)
Net change in shares outstanding	1,080,070	$27,529,206	133,154	$3,474,488

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2019	Upgraderfunds.com	31

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(20,864)	$(92,493)
Net realized gain (loss) on investments	(1,144,611)	1,333,301
Capital gain distributions from regulated investment companies	658,137	400,247
Change in net unrealized appreciation / depreciation of investments	(357,534)	802,285
Net increase (decrease) in net assets resulting from operations	(864,872)	2,443,340
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,420,039)	(212,439)
Total distributions to shareholders	(1,420,039)	(212,439)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	1,419,904	6,667,043
Total change in net assets	(865,007)	8,897,944

NET ASSETS
Beginning of period/year	19,724,994	10,827,050
End of period/year	$18,859,987	$19,724,994

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2019
	(Unaudited)		Year Ended September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	347,300	$8,568,762	250,775	$7,293,109
Shares issued in reinvestment of distributions	61,394	1,420,039	7,431	212,439
Shares redeemed	(317,911)	(8,568,897)	(28,774)	(838,505)
Net change in shares outstanding	90,783	$1,419,904	229,432	$6,667,043

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report 2019

FUNDX	Upgrader Fund Growth Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2019 (Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period / year	$67.69	$57.53	$50.52	$46.99	$47.60	$42.23
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.01 (6)	(0.34) (6)	0.12 (6)	0.11 (6)	(0.11) (6)	0.03 (6)
Net realized and unrealized gain (loss) on investments	(2.99)	10.77	7.15	3.67	(0.31)	5.47
Total from investment operations	(2.98)	10.43	7.27	3.78	(0.42)	5.50

LESS DISTRIBUTIONS:
From net investment income	—	(0.27)	(0.26)	(0.25)	(0.19)	(0.13)
From net realized gain	(6.14)	—	—	—	—	—
Total distributions	(6.14)	(0.27)	(0.26)	(0.25)	(0.19)	(0.13)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	—	0.00 (2)
Net asset value, end of period / year	$58.57	$67.69	$57.53	$50.52	$46.99	$47.60

Total return	-3.09% ^	18.19%	14.45%	8.05%	-0.91%	13.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$211.3	$235.6	$222.1	$226.0	$243.4	$268.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.28% (7) +	1.27% (7)	1.31% (7)	1.31%	1.28%	1.26%
After fees waived and expenses absorbed (4)	1.28% (7) +	1.27% (7)	1.31% (7)	1.29%	1.25%	1.25%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	0.01% (7) +	(0.61)% (7)	0.19% (7)	0.19%	(0.28)%	0.02%
After fees waived and expenses absorbed (5)	0.01% (7) +	(0.61)% (7)	0.19% (7)	0.21%	(0.25)%	0.03%
Portfolio turnover rate	56% ^	83%	172%	172%	115%	164%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.26%, 1.21%, 1.28%, 1.27%, 1.22%, and 1.22%, for the period/years ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively. (Note 3)
(5)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.03%, (0.55)%, 0.22%, 0.23%, (0.22)%, and 0.06%, for the period/years ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively. (Note 3)
(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $474 or 0.00%, $1,117 or 0.00% and $737 or 0.00% of average net assets for the period/year ended March 31, 2019, September 30, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2019	Upgraderfunds.com	33

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2019 (Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period / year	$73.48	$62.16	$57.31	$52.78	$53.64	$48.90
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (1)	(0.05) (6)	(0.55) (6)	(0.03) (6)	(0.01) (6)	(0.42) (6)	(0.12) (6)
Net realized and unrealized gain (loss) on investments	(6.11)	11.87	5.04	4.58	(0.29)	4.89
Total from investment operations	(6.16)	11.32	5.01	4.57	(0.71)	4.77

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.16)	(0.04)	(0.15)	(0.03)
From net realized gain	(10.34)	—	—	—	—	—
Total distributions	(10.34)	—	(0.16)	(0.04)	(0.15)	(0.03)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	—	0.00 (2)
Net asset value, end of period / year	$56.98	$73.48	$62.16	$57.31	$52.78	$53.64

Total return	-6.46% ^	18.21%	8.77%	8.67%	-1.33%	9.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$37.3	$44.9	$43.4	$53.5	$60.1	$71.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.45% (7) +	1.42% (7)	1.45% (7)	1.41%	1.39%	1.36%
After fees waived and expenses absorbed (4)	1.35% (7) +	1.35% (7)	1.35% (7)	1.31%	1.25%	1.25%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	(0.29)% (7) +	(0.90)% (7)	(0.15)% (7)	(0.15)%	(0.92)%	(0.35)%
After fees waived and expenses absorbed (5)	(0.19)% (7) +	(0.83)% (7)	(0.05)% (7)	(0.05)%	(0.78)%	(0.24)%
Portfolio turnover rate	114% ^	144%	186%	226%	136%	168%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.34%, 1.33%, 1.34%, 1.29%, 1.20%, and 1.24%, for the period/years ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively. (Note 3)
(5)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been (0.18)%, (0.81)%, (0.05)%, (0.03)%, (0.73)%, and (0.23)%, for the period/years ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively. (Note 3)
(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $326 or 0.00%, $428 or 0.00% and $1,864 or 0.00% of average net assets for the period/year ended March 31, 2019, September 30, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report 2019

RELAX	Conservative Upgrader Fund Balanced Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2019 (Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period / year	$41.40	$40.41	$36.87	$35.67	$40.46	$37.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.17 (6)	0.26 (6)	0.51 (6)	0.48 (6)	0.38 (6)	0.53 (6)
Net realized and unrealized gain (loss) on investments	(1.29)	4.01	3.57	2.18	(0.70)	3.18
Total from investment operations	(1.12)	4.27	4.09	2.66	(0.32)	3.71

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.52)	(0.54)	(0.54)	(0.61)	(0.52)
From net realized gain	(1.71)	(2.76)	—	(0.92)	(3.86)	—
Total distributions	(1.87)	(3.28)	(0.54)	(1.46)	(4.47)	(0.52)
Paid-in capital from redemptions fees (Note 2)	—	—	—	—	—	0.00 (2)
Net asset value, end of period / year	$38.41	$41.40	$40.41	$36.87	$35.67	$40.46

Total return	-2.27% ^	11.22%	11.19%	7.61%	-1.21%	9.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$52.5	$60.1	$57.6	$55.2	$53.1	$56.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees recaptured / waived and expenses absorbed	1.37% (7) +	1.35% (7)	1.40% (7)	1.40%	1.41%	1.38%
After fees recaptured / waived and expenses absorbed (4)	1.35% (7) +	1.35% (7)	1.35% (7)	1.32%	1.25%	1.25%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	0.86% (7) +	0.61% (7)	1.25% (7)	1.23%	0.80%	1.17%
After fees waived and expenses absorbed (5)	0.88% (7) +	0.61% (7)	1.30% (7)	1.31%	0.96%	1.30%
Portfolio turnover rate	90% ^	92%	129%	140%	140%	127%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.33%, 1.31%, 1.32%, 1.30%, 1.23%, and 1.21%, for the period/years ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively. (Note 3)
(5)	Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.91%, 0.65%, 1.33%, 1.33%, 0.98%, and 1.34%, for the period/years ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively. (Note 3)
(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $1,135 or 0.00%, $734 or 0.00% and $366 or 0.00% of average net assets for the period/years ended March 31, 2019, September 30, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2019	Upgraderfunds.com	35

INCMX	Flexible Income Fund Fixed Income
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2019 (Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period / year	$28.50	$29.16	$28.61	$28.25	$30.35	$30.32
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.32 (6)	0.84 (6)	0.97 (6)	0.79 (6)	0.90 (6)	0.93 (6)
Net realized and unrealized gain (loss) on investments	(0.52)	(0.48)	0.33	0.82	(1.21)	0.61
Total from investment operations	(0.20)	0.36	1.30	1.61	(0.31)	1.54

LESS DISTRIBUTIONS:
From net investment income	(1.32)	(1.02)	(0.75)	(1.25)	(1.06)	(1.28)
From net realized gain	—	—	—	—	(0.73)	(0.23)
Total distributions	(1.32)	(1.02)	(0.75)	(1.25)	(1.79)	(1.51)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	—	0.00 (2)
Net asset value, end of period / year	$26.98	$28.50	$29.16	$28.61	$28.25	$30.35

Total return	-0.57% ^	1.25%	4.74%	5.86%	-1.12%	5.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$91.8	$99.9	$98.1	$91.4	$106.9	$149.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.03% (7) +	0.98% (7)	1.03% (7)	1.01%	1.04%	0.96%
After fees waived and expenses absorbed (4)	1.01% (7) +	0.99% (7)	0.99% (7)	0.99%	0.99%	0.96%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees recaptured / waived and expenses absorbed	2.28% (7) +	2.95% (7)	3.35% (7)	2.79%	2.98%	3.04%
After fees recaptured / waived and expenses absorbed (5)	2.30% (7) +	2.94% (7)	3.39% (7)	2.81%	3.03%	3.04%
Portfolio turnover rate	106% ^	105%	82%	130%	124%	54%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.99%, 0.98%, 0.96%, 0.97%, 0.96%, and 0.93%, for the period/years ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively. (Note 3)
(5)	Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.33%, 2.95%, 3.41%, 2.83%, 3.07%, and 3.07%, for the period/years ended March 31,2019, September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively. (Note 3)
(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $9,904 or 0.02%, $1,173 or 0.00% and $999 or 0.00% of average net assets for the period/years ended March 31, 2019, September 30, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report 2019

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2019 (Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period / year	$25.59	$24.94	$22.38	$20.20	$20.31	$20.49
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.11 (6)	(0.04) (6)	(0.00) (6) (2)	0.07 (6)	0.07 (6)	0.02 (6)
Net realized and unrealized gain (loss) on investments	0.91	0.70	2.64	2.23	(0.13)	(0.20)
Total from investment operations	1.02	0.66	2.64	2.30	(0.06)	(0.18)

LESS DISTRIBUTIONS:
From net investment income	—	(0.01)	(0.08)	(0.12)	(0.05)	—
From net realized gain	(1.55)	—	—	—	—	—
Total distributions	(1.55)	(0.01)	(0.08)	(0.12)	(0.05)	—
Net asset value, end of period / year	$25.06	$25.59	$24.94	$22.38	$20.20	$20.31

Total return	4.00% ^	2.65%	11.82%	11.43%	-0.32%	-0.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$73.1	$47.0	$42.5	$37.3	$35.9	$45.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.33% +	1.34%	1.42% (7)	1.42%	1.43%	1.33%
After fees waived and expenses absorbed (4)	1.35% +	1.35%	1.35% (7)	1.31%	1.25%	1.25%

RATIO OF NET INVESTMENT (LOSS) TO AVERAGE NET ASSETS (3):
Before fees recaptured / waived and expenses absorbed	0.86% +	(0.19)%	(0.11)% (7)	0.23%	0.13%	0.01%
After fees recaptured / waived and expenses absorbed (5)	0.84% +	(0.20)%	(0.04)% (7)	0.34%	0.31%	0.10%
Portfolio turnover rate	204% ^	524%	396%	220%	279%	202%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.35%, 1.32%, 1.32%, 1.31%, 1.24%, and 1.25%, for the period/years ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively. (Note 3)
(5)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.84%, (0.17)%, (0.02)%, 0.34%, 0.32%, and 0.10%, for the period/years ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively. (Note 3)
(6)	Calculated using the average shares outstanding method.
(7)	Includes interest expense of $26 or 0.00% of average net assets for the year ended September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2019	Upgraderfunds.com	37

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period / year
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	March 31, 2017* through September 31, 2017
Net asset value, beginning of period / year	$31.67	$27.52	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (1)	(0.03) (6)	(0.18) (6)	(0.13) (6)
Net realized and unrealized gain (loss) on investments	(1.32)	4.84	2.65
Total from investment operations	(1.35)	4.66	2.52

LESS DISTRIBUTIONS:
From net investment income	—	(0.40)	—
From net realized gain	(3.89)	(0.11)	—
Total distributions	(3.89)	(0.51)	—
Paid-in capital from redemption fees (Note 2)	—	—	—
Net asset value, end of period / year	$26.43	$31.67	$27.52

Total return	-2.56% ^	17.12%	10.08% ^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$18.9	$19.7	$10.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	1.56% (4) +	1.55% (4)	2.25% (4) +
After fees waived and expenses absorbed	1.36% (3) (4) +	1.35% (4)	1.35% (4) +

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	(0.46)% (4) +	(0.81)% (4)	(1.85)% (4) +
After fees waived and expenses absorbed	(0.26)% (4) (5) +	(0.61)% (4)	(0.95)% (4) +
Portfolio turnover rate	133% ^	161%	27% ^

*	The FundX Sustainable Impact Fund was incepted March 31, 2017.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.36% for the period ended March 31, 2019. (Note 3)
(4)	Includes interest expense of $784 or 0.01%, $32 or 0.00% and $0 or 0.00% of average net assets for the period/years ended March 31, 2019, September 30, 2018 and September 30, 2017, respectively.
(5)	Including credit for expenses paid indirectly, the ratio of net investment loss to average net assets would have been (0.25)% for the period ended March 31, 2019. (Note 3)
(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

38	Semiannual Report 2019

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2019 (UNAUDITED)

NOTE 1 – ORGANIZATION

FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX Upgrader Fund (“Upgrader Fund”), FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”), FundX Flexible Income Fund (“Flexible Income Fund”), FundX Tactical Upgrader Fund (“Tactical Fund”), and FundX Sustainable Impact Fund (“Sustainable Impact Fund”), collectively, the “Funds”. Effective March 31, 2017, the Trust launched the Sustainable Impact Fund. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were also advised by the FundX Investment Group, LLC (the “Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014, except for the Sustainable Impact Fund.

The Upgrader Fund commenced operations on November 1, 2001. The Aggressive Fund, Conservative Fund and Flexible Income Fund commenced operations on July 1, 2002. Tactical Fund commenced operations on February 29, 2008. The Sustainable Impact Fund commenced operations on March 31, 2017.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income. The investment objective of the Tactical Fund is to seek long-term capital appreciation with less volatility than the broad equity market; capital preservation is a secondary consideration. The investment objective of the Sustainable Impact Fund is to obtain long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60, at time of purchase, days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith or under the direction of the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2019 the Funds did not hold fair valued securities.

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the

Semiannual Report 2019	Upgraderfunds.com	39

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2019 (UNAUDITED), continued

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

FUNDX UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$193,632,321	$17,167,582	$—	$210,799,903
Short-Term Investments	598,733	—	—	598,733
Total Investments in Securities	$194,231,054	$17,167,582	$—	$211,398,636

FUNDX AGGRESSIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$37,181,591	$—	$—	$37,181,591
Short-Term Investments	185,796	—	—	185,796
Total Investments in Securities	$37,367,387	$—	$—	$37,367,387

FUNDX CONSERVATIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$52,375,619	$—	$—	$52,375,619
Short-Term Investments	211	—	—	211
Total Investments in Securities	$52,375,830	$—	$—	$52,375,830

FUNDX FLEXIBLE INCOME FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$86,744,743	$4,669,775	$—	$91,414,518
Short-Term Investments	801	—	—	801
Total Investments in Securities	$86,745,544	$4,669,775	$—	$91,415,319

FUNDX TACTICAL UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$49,545,608	$—	$—	$49,545,608
Short-Term Investments	22,696,360	—	—	22,696,360
Purchased Options	—	529,450	—	529,450
Total Investments in Securities	$72,241,968	$529,450	$—	$72,771,418

Other Financial Instruments
Written Options	$—	$(2,450)	$—	$(2,450)

FUNDX SUSTAINABLE IMPACT FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$18,461,436	$—	$—	$18,461,436
Short-Term Investments	155,699	—	—	155,699
Total Investments in Securities	$18,617,135	$—	$—	$18,617,135

See schedule of investments for breakout of investment company types.

B. Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

40	Semiannual Report 2019

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2019 (UNAUDITED), continued

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For fiscal year ended September 30, 2018, the Tactical Upgrader Fund had deferred late year losses and post October losses in the amounts of $58,553 and $402,542, respectively. No other fund had any late year losses or post October losses.

At September 30, 2018, the following capital loss carry forwards were available:

	Infinite Short-Term	Infinite Long-Term	Total
FLEXIBLE INCOME FUND	$2,962,523	$31,062	$2,993,585

As of September 30, 2018, there were no Capital Loss Carryover available to offset future gains for the Upgrader Fund, Aggressive Upgrader Fund, Conservative Upgrader Fund, Tactical Upgrader Fund, and Sustainable Impact Fund.

For fiscal year ended September 30, 2018, the following fund have utilized Capital Loss Carryover in the following amount:

FLEXIBLE INCOME FUND	$12,248

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017, or expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

G. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H. Options Contracts. When the Tactical Upgrader Fund writes an option, an amount equal to the premium received is recorded as a liability and is sub-sequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised is treated by the Tactical Upgrader Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Tactical Upgrader Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Tactical Upgrader Fund. The Tactical Upgrader Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Semiannual Report 2019	Upgraderfunds.com	41

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2019 (UNAUDITED), continued

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Tactical Fund may invest, at the time of purchase, up to 5% of the Fund’s net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund’s exposure to certain selected securities. The Tactical Fund may employ these techniques as hedging tools as well as speculatively to enhance returns. Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines. As a hedging tool, options may help cushion the impact of market declines, but may reduce the Fund’s participation in a market advance. The Tactical Fund had purchased options and written options as of March 31, 2019.

Statement of Assets and Liabilities – Market Values of Derivative Instruments as of March 31, 2019:

		Market Value
FUNDX TACTICAL UPGRADER FUND
Equity Contracts	Investments in Securities	$529,450
	Written Options	$(2,450)

Statement of Operations – The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2019 were as follows: Amount of realized gain (loss) on derivative instruments recognized in income:

	Purchased Options	Written Options
FUNDX TACTICAL UPGRADER FUND	$2,415,236	$417,700

Change in unrealized appreciation (depreciation) on derivative instruments recognized in income:

	Purchased Options	Written Options
FUNDX TACTICAL UPGRADER FUND	$(148,281)	$8,235

The following table shows the average volume of derivative activity for the Tatical Upgrader Fund during the six months ended March 31, 2019:

FUNDX TACTICAL UPGRADER FUND
Derivative Type	Unit of Measure	Average Volume
Purchased Options	Contracts	2,457
Purchased Options	Notional	$67,853,000
Written Options	Contracts	(286)
Written Options	Notional	$4,612,586

I. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following adjustments were made:

	Distributable Earnings	Paid-In Capital
UPGRADER FUND	$(2,018,493)	$2,018,493
AGGRESSIVE FUND	(405,669)	405,669
CONSERVATIVE FUND	(563,964)	563,964
TACTICAL FUND	(2,873)	2,873
SUSTAINABLE IMPACT FUND	(30,530)	30,530

42	Semiannual Report 2019

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2019 (UNAUDITED), continued

The permanent differences primarily relate to ETF and mutual fund dividend reclassifications, capital loss carryforward expiring, and net operating losses.

J. Subsequent Events. The Board of Trustees of FundX Investment Trust (the “Trust”) has approved an agreement and Plan of Reorganization whereby the FundX Tactical Upgrader Fund (the “Acquired Fund”), a series of the Trust, will reorganize and merge into the FundX Conservative Upgrader Fund (the “Acquiring Fund”), also a series of the Trust (the “Reorganization”). The Reorganization will be structured as a tax-free reorganization for federal tax purposes. FundX is expected to continue to serve as the investment advisor to the Acquiring Fund following the Reorganization. Similarly, the Board and all other service providers to the Acquiring Fund are expected to remain in place immediately following the Reorganization.

Effective April 23, 2019, the Acquired Fund no longer accepted purchases of new shares. In the following few weeks, shareholders of record of the Acquired Fund will receive an Information Statement/Prospectus with respect to the proposed Reorganization. A more complete description of the Reorganization, including the differences in investment strategies and fees and expenses, as well as information regarding the factors the Board of Trustees considered in approving the Reorganization, will be provided in the Information Statement/Prospectus. No shareholder approval or action from the shareholders is necessary to effect the Reorganization.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

FundX Investment Group, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on net assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund, the Conservative Fund, and the Sustainable Impact Fund. For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund. For the Tactical Fund, the Advisor receives a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the fund. For the six months ended March 31, 2019, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Sustainable Impact Fund incurred $1,026,003, $186,895, $273,559, $321,728, $302,096 and $82,584 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds’ expenses so that their ratio of expenses to average net assets will not exceed the following:

UPGRADER FUND	1.35%	FLEXIBLE INCOME FUND	0.99%
AGGRESSIVE FUND	1.35%	TACTICAL FUND	1.35%
CONSERVATIVE FUND	1.35%	SUSTAINABLE IMPACT FUND	1.35%

From August 4, 2014, the Fund’s commencement of operations, to January 31, 2016 the Fund’s expense were capped at 1.25%, 1.25%, 1.25%, 0.99%, and 1.25% of average daily net assets for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, and Tactical Fund, respectively. On November 18, 2015 the Board of Trustees approved a proposal to increase the expense cap to 1.35%, 1.35%, 1.35%, and 1.35% of average daily net assets for the Upgrader Fund, Aggressive Fund, Conservative Fund, and Tactical Fund, respectively, effective February 1, 2016. There were no changes to the allowable expense of Flexible Income Fund.

The contract is in effect through January 31, 2020 and may be terminated at any time by the Board of Trustees upon sixty days written notice to the Advisor. The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following thirty six months after such payment. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2019, the Advisor waived $0, $18,115, $6,019, $8,917, and $17,242 in fees for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Sustainable Impact Fund, respectively. For the six months ended March 31, 2019, the Advisor recaptured fees of $7,477 from the Tactical Fund.

At March 31, 2019, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Aggressive Fund, Conservative Fund, Flexible Income, Tactical Fund and Sustainable Impact Fund that may be recouped was $103,570, $46,294, $48,349, $34,732, and $82,252 respectively. The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	September
	2019	2020	2021	2022	Total
UPGRADER FUND	$—	$—	$—	$—	$—
AGGRESSIVE FUND	12,610	43,170	29,675	18,115	103,570
CONSERVATIVE FUND	11,938	28,337	—	6,019	46,294
FLEXIBLE FUND	5,080	34,352	—	8,917	48,349
TACTICAL FUND	8,623	26,109	—	—	34,732
SUSTAINABLE IMPACT FUND	—	34,652	30,358	17,242	82,252

Semiannual Report 2019	Upgraderfunds.com	43

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2019 (UNAUDITED), continued

U.S. Bancorp Fund Services, LLC, dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the six months ended March 31, 2019 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties. Fund Services and the Funds have agreed that Fund Services will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the six months ended March 31, 2019, this expense reduction, in aggregate, equaled $26,428, $1,860, $7,820, $12,180, $290 and $215 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Sustainable Impact Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended March 31, 2019 are as follows:

	Purchases	Sales
UPGRADER FUND	$116,275,205	$122,151,200
AGGRESSIVE FUND	43,651,883	46,701,620
CONSERVATIVE FUND	49,411,551	53,147,124
FLEXIBLE INCOME FUND	96,528,363	101,878,465
TACTICAL FUND	93,962,578	74,782,283
SUSTAINABLE IMPACT FUND	22,353,454	22,081,262

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019		September 30, 2018
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
UPGRADER FUND	$8,130,946	$11,884,657	$1,008,825	$—
AGGRESSIVE FUND	2,154,283	3,604,273	—	—
CONSERVATIVE FUND	771,953	1,711,828	2,572,770	2,063,645
FLEXIBLE INCOME FUND	3,042,713	—	3,390,059	—
TACTICAL FUND	2,580,701	850,264	19,314	—
SUSTAINABLE IMPACT FUND	947,699	472,340	211,212	1,227

* Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2018.

44	Semiannual Report 2019

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2019 (UNAUDITED), continued

As of September 30, 2018, components of distributable earnings on a tax basis were as follows:

		FUNDX AGGRESSIVE	FUNDX CONSERVATIVE
	FUNDX UPGRADER FUND	UPGRADER FUND	UPGRADER FUND
Cost of investments	$203,339,660	$39,736,540	$54,276,379
Gross tax unrealized appreciation	32,414,929	5,203,276	5,825,536
Gross tax unrealized depreciation	—	—	(47,740)
Net tax unrealized appreciation	$32,414,929	$5,203,276	$5,777,796
Undistributed ordinary income	$8,130,940	$2,154,279	$770,614
Undistributed long-term capital gain	11,884,638	3,604,270	1,711,822
Total distributable earnings	$20,015,578	$5,758,549	$2,482,436
Other accumulated loss	—	—	—
Total accumulated gain/(loss)	$52,430,507	$10,961,825	$8,260,232

	FUNDX FLEXIBLE	FUNDX TACTICAL	FUNDX SUSTAINABLE
	INCOME FUND	UPGRADER FUND	IMPACT FUND
Cost of investments	$97,698,429	$43,888,239	$18,197,191
Gross tax unrealized appreciation	1,754,317	3,327,016	1,563,474
Gross tax unrealized depreciation	(219,568)	(173,512)	(19,927)
Net tax unrealized appreciation	$1,534,749	$3,153,504	$1,543,547
Undistributed ordinary income	$1,905,586	$—	$947,697
Undistributed long-term capital gain	—	—	472,340
Total distributable earnings	$1,905,586	$—	$1,420,037
Other accumulated loss	(2,993,585)	(465,458)	—
Total accumulated gain/(loss)	$446,750	$2,688,046	$2,963,584

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. had made available a $50 million unsecured line of credit pursuant to a Loan and Security Agreement for the Funds in aggregate to be used temporarily for extraordinary or emergency purposes, including the financing of redemptions. For the six months ended March 31, 2019 the average interest rate on the credit facility was the prime rate for each of the Funds. Advances were not collateralized by a first lien against the Funds’ assets. During the six months ended March 31, 2019 the Funds had the following:

	Outstanding Daily Average Balance for the Period	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Average Interest Rate
UPGRADER FUND	$19,874	$780,000	$474	5.38%
AGGRESSIVE FUND	12,115	407,000	326	5.43%
CONSERVATIVE FUND	44,940	981,000	1,135	5.44%
FLEXIBLE INCOME FUND	359,247	11,272,000	9,904	5.43%
SUSTAINABLE IMPACT FUND	76,824	4,094,000	784	5.38%

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date.

Semiannual Report 2019	Upgraderfunds.com	45

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2019 (UNAUDITED), continued

Also in August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The Funds have adopted these changes into the financial statements.

46	Semiannual Report 2019

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. In addition to the costs discussed, the FundX Upgrader Funds also incur aquired fund fees and expenses that are not contemplated in the table below. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. Investment Retirement Accounts (“IRA”) will be charged a $15.00  annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000  (for example, an $8,600  account value divided by $1,000=8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During the Period*
FUNDX UPGRADER FUND
Actual	$1,000.00	$969.10	$6.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.66	$6.33
FUNDX AGGRESSIVE UPGRADER FUND
Actual	$1,000.00	$935.40	$6.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.24	$6.75
FUNDX CONSERVATIVE UPGRADER FUND
Actual	$1,000.00	$977.30	$6.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.32	$6.67
FUNDX FLEXIBLE INCOME FUND
Actual	$1,000.00	$994.30	$4.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.02	$4.96
FUNDX TACTICAL UPGRADER FUND
Actual	$1,000.00	$1,040.00	$6.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.18	$6.81
FUNDX SUSTAINABLE IMPACT FUND
Actual	$1,000.00	$974.40	$6.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.17	$6.83

* The calculations are based on expenses incurred during the most recent six-month period. The annualized six-month  expense ratios for FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX Tactical Upgrader Fund, and FundX Sustainable Impact Fund were 1.26%, 1.34%, 1.33%, 0.99%, 1.35% and 1.36%, respectively. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 to reflect the one-half year period.

Semiannual Report 2019	Upgraderfunds.com	47

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust (1)
Jan Gullett (born 1954) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired, formerly President & Founder, AVANTX, Inc. (a technology firm focused on research and development using dynamic evolution for algorithm based trading signals), 2006-2016.	6	Director, Balco, Inc., (2018-Present).
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Lead Independent Trustee	Indefinite term; Since April 2014	Retired; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999- 2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment adviser) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	6	None
Kimun Lee (born 1946) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment Adviser and Principal, Resources Consolidated (Consulting Services) (1980-Present).	6
Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010- Present). Trustee, Firsthand Funds (two portfolios) (2013- Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, a commodity pool operator that operates iShares Gold Trust, iShares Silver Trust, iShares Dow Jones - UBS Roll Select Commodity Index Trust and iShares S&P GSCI Commodity-Indexed Trust. (2009-Present).

Interested Trustees and Officers of the Trust
Janet Brown (born 1950) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	President, FundX Investment Group, LLC since 1978.	6	N/A

48	Semiannual Report 2019

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

Interested Trustees and Officers of the Trust
Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Jeff Smith (born 1975) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	President	Indefinite Term; Since March 2018	Managing Partner, FundX Investment Group, LLC since 2001.	N/A	N/A
Sean McKeon (born 1957) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chief Compliance Officer Treasurer	Indefinite Term; Since August 2015 Indefinite Term; Since April 2014	Portfolio Manager, FundX Investment Group, LLC since 1990.	N/A	N/A
William McDonell (born 1951) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Secretary	Indefinite Term; Since March 2018	Compliance Manager, FundX Investment Group, LLC and FundX Investment Trust, 2016-present; Chief Compliance Officer, Atherton Lane Advisers LLC and Deep Blue Capital Management, L.P., 2008-2016.	N/A	N/A

Semiannual Report 2019	Upgraderfunds.com	49

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.upgraderfunds.com. Furthermore, you can obtain the description  on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete  schedule  of portfolio  holdings  for their first and third fiscal quarters  with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore,  you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ schedules of portfolio holdings are posted on their website at www.upgraderfunds.com  within five business days after each month-end.

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2018, certain dividends paid by the Funds may qualify as “qualified dividends” which are generally subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

UPGRADER	93.56%
AGGRESSIVE UPGRADER	0.00%
CONSERVATIVE UPGRADER	21.82%
FLEXIBLE INCOME	7.01%
TACTICAL UPGRADER	100.00%
SUSTAINABLE IMPACT	10.37%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2018 was as follows:

UPGRADER	93.04%
AGGRESSIVE UPGRADER	0.00%
CONSERVATIVE UPGRADER	13.06%
FLEXIBLE INCOME	5.68%
TACTICAL UPGRADER	100.00%
SUSTAINABLE IMPACT	6.41%

The Percentage of taxable ordinary  income  distributions  that  are designated  as short-term  capital  gain distributions  under  Internal Revenue Section 871(k)(2)(c) for each Fund were as follows (unaudited).

UPGRADER	8.12%
AGGRESSIVE UPGRADER	0.00%
CONSERVATIVE UPGRADER	71.30%
FLEXIBLE INCOME	0.00%
TACTICAL UPGRADER	0.00%
SUSTAINABLE IMPACT	20.36%

50	Semiannual Report 2019

HOUSEHOLDING (UNAUDITED)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-free (866) 455-FUND [3863]  to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863].Furthermore,  you can obtain the SAI on the SEC’s website at www.sec.gov  or the Funds’ website at www.upgraderfunds.com.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

● Information we receive about you on applications or other forms;
● Information you give us orally; and
● Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Semiannual Report 2019	Upgraderfunds.com	51

FundX Upgrader Funds

Fund	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	360876106
FundX Aggressive Upgrader Fund	HOTFX	360876403
FundX Conservative Upgrader Fund	RELAX	360876304
FundX Flexible Income Fund	INCMX	360876205
FundX Tactical Upgrader Fund	TACTX	360876502
FundX Sustainable Impact Fund	SRIFX	360876700

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us: For more about our funds and their strategy: 800-763-8639
www.upgraderfunds.com For account information: 866-455-FUND

Advisor	Distributor	Transfer Agent
FundX Investment Group, LLC 101 Montgomery Street, Suite 2400 San Francisco, CA 94104	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202	U.S.Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian	**Independent Registered Public Accounting Firm**	**Legal Counsel**
U.S.Bank, N.A. Custody Operations 1555 N.RiverCenter Drive, Suite 302 Milwaukee, WI 53212	Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103	Cravath & Associates, LLC 19809 Shady Brook Way Gaithersburg, MD 20879

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to Registrant’s form N-CSR filed December 3, 2014.  Also, provided free of charge, upon request, as described in Item 2 of this form N-CSR.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FundX Investment Trust

By (Signature and Title)* /s/ Jeff Smith
                                          Jeff Smith, President/Principal Executive Officer

Date   May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Smith
                                          Jeff Smith, President/Principal Executive Officer

Date   May 22, 2019

By (Signature and Title) *  /s/ Sean McKeon
                                            Sean McKeon, Treasurer/Principal Financial Officer

Date   May 22, 2019